Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
AB InBev [member]
Disclosure of detailed information about borrowings [line items]
Current interest-bearing loans and borrowings	$ 73,013	$ 72,169
Non-Current Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	70,199	68,857
Lease liabilities	1,776	1,748
Unsecured other loans	139	100
Secured bank loans	15	16
Non-current interest-bearing loans and borrowings	72,128	70,720
Current Liabilities [member]
Disclosure of detailed information about borrowings [line items]
Unsecured bond issues	0	627
Lease liabilities	621	556
Unsecured bank loans	178	94
Unsecured other loans	82	169
Secured bank loans	3	3
Current interest-bearing loans and borrowings	$ 885	$ 1,449